Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets
Deposits	¥ 3,270	¥ 4,305
Prepayments of IT services	1,137	1,192
Prepayments of procurement costs	9,572	8,804
Others	3,192	1,729
Total	¥ 17,171	¥ 16,030